LOSS PER SHARE (Details 1) - shares	Sep. 30, 2024	Sep. 30, 2023
Warrants [member]
IfrsStatementLineItems [Line Items]
Anti-dilutive effect on loss per share	481,581
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Anti-dilutive effect on loss per share	65,114	98,171
Restricted Stock Units [Member]
IfrsStatementLineItems [Line Items]
Anti-dilutive effect on loss per share	17,315	18,937